LEASES (Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term) (Details)	Jan. 31, 2022	Jan. 31, 2021
Leases [Abstract]
Weighted average discount rate	10.00%	10.00%
Weighted average remaining lease term (years)	10 years 5 months 15 days	11 years 3 months 25 days